Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

September 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Separate Account UL
File No. 811-06025

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2025 of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of AB Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398;

The Periodic Report for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Periodic Report for certain series of American Funds Insurance Series® is incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Report for certain portfolios of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361;

The Periodic Report for certain series of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Periodic Report for certain portfolios of Goldman Sachs Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361;

The Periodic Report for certain portfolios of Janus Aspen Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Periodic Report for certain series of MFS® Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Periodic Report for certain series of MFS® Variable Insurance Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732;

The Periodic Report for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607;

The Periodic Report for certain portfolios of PIMCO Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399;

The Periodic Report for certain portfolios of Putnam Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346;

The Periodic Report for certain portfolios of Royce Capital Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537; and

The Periodic Report for certain series of Victory Variable Insurance Funds II is incorporated by reference as filed on Form N-CSR, CIK No. 0002042317, File No. 811-24018.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company